Property, plant and equipment, intangible assets and Right-of-use assets	6 Months Ended
Jun. 30, 2023
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Property, plant and equipment, intangible assets and Right-of-use assets
10. Property, plant and equipment, intangible assets and
Right-of-use
assets
During the three months ended June 30, 2023 and June 30, 2022, the Group acquired property, plant and equ ip
ment and intangible assets in the amount of €11.6 million and €1.1 million, respectively.
During the six months ended June 30, 2023 and June 30, 2022, the Group acquired property, plant and equipment and intangible assets in the amount of €15.7 million and €2.2 million, respectively.
The Group’s additions include leasehold improvements for the research and commercial GMP manufacturing facility construction in Houston, Texas of €9.8 million for the six months ended June 30, 2023. During the six months ended June 30, 2023, a new office space in Tübingen, Germany, lease term extensions and rent increases to existing lease agreements resulted in an addition in right-of-use
assets and corresponding lease liability in the amount of €3.8 million.